Organization and Nature of Operations (Details) - USD ($)	Jun. 30, 2025	May 08, 2025	Nov. 26, 2024	Sep. 16, 2024	Feb. 09, 2024	Sep. 22, 2023	Apr. 12, 2023	Sep. 08, 2022
Organization and Nature of Operations [Line Items]
Common stock ordinary shares par value	$ 0.05
Authorized share capital (in Dollars)			$ 1,000,020,000
Ordinary shares designated (in Shares)	20,000,000
Preferred shares designated (in Shares)			10,000,000
Preferred shares per value			$ 0.002
Common Stock [Member]
Organization and Nature of Operations [Line Items]
Common stock ordinary shares par value			10
Share capital price			$ 9.999
Ordinary shares designated (in Shares)			100,000,000
Designated Ordinary Shares [Member]
Organization and Nature of Operations [Line Items]
Common stock ordinary shares par value			$ 0.001
Ordinary shares designated (in Shares)			1,000,000,000,000
Ordinary shares nominal par value			$ 10
Preferred Stock [Member]
Organization and Nature of Operations [Line Items]
Authorized share capital (in Dollars)			$ 1,000,020,000
Preferred shares designated (in Shares)			10,000,000
Preferred shares per value			$ 0.002
Minimum [Member]
Organization and Nature of Operations [Line Items]
Ordinary share, par value		$ 0.001		$ 1	$ 0.2	$ 0.02	$ 0.002	$ 0.0001
Minimum [Member] | Common Stock [Member]
Organization and Nature of Operations [Line Items]
Common stock ordinary shares par value			0.001
Maximum [Member]
Organization and Nature of Operations [Line Items]
Ordinary share, par value		$ 0.05		$ 10	$ 1	$ 0.2	$ 0.02	$ 0.002
Maximum [Member] | Common Stock [Member]
Organization and Nature of Operations [Line Items]
Common stock ordinary shares par value			$ 10